Restatement of Financial Statements	9 Months Ended
Sep. 30, 2021
Prior Period Adjustment [Abstract]
Restatement of Financial Statements

4	Restatement of Financial Statements
Accounts Receivable
During the quarter ended June 30, 2021, in conjunction with performing its quarter-end
review of accounts receivable and review of historical collection rates, Akumin identified issues in the recording of write-offs and cash collections on its accounts receivable and acquired accounts receivable balances impacting current and prior periods. During the review, the Company noted that estimates of historical implicit price concessions and expected collection rates were not reflective of the actual cash collections experience. Using additional historical data and enhanced reporting and analytics tools, management was able to more accurately estimate its historical implicit price concessions, which impacts the net realizable value of accounts receivable. This analysis resulted in a reduction in accounts receivable, a reduction in goodwill, and a reduction of net revenue, which are considered errors in accordance with ASC 250, Accounting Changes and Error Corrections (“ASC 250”), and are material to prior periods and required the consolidated financial statements to be restated.

The impact of these errors was (i) a decrease of accounts receivable of $28.9 million and $37.7 million as of December 31, 2020 and September 30, 2020, respectively, (ii) a decrease of goodwill of $9.6 million as of each of December 31, 2020 and September 30, 2020, and (iii) a decrease of revenue of $3.9 million and
$14.3
million for the three and nine months ended September 30, 2020, respectively.
Repairs and Maintenance
While performing its review of the interim financial statements for the quarter ended June 30, 2021, management identified costs associated with certain replacement components on equipment when repaired were capitalized and recorded in property and equipment in the Company’s consolidated balance sheets as of March 31, 2021 and prior periods. Management determined the costs of the replacement components should have been expensed as repairs and maintenance, rather than capitalized. This analysis resulted in a reduction to the carrying value of property and equipment (and the associated amounts of accumulated depreciation), as well as an increase in repairs and maintenance costs and decreases in depreciation expense and loss on disposal of property and equipment, which are included in operating expenses. These are considered errors in accordance with ASC 250, and are material to prior periods and required the consolidated financial statements to be restated.
The impact of these errors was (i) a decrease of property and equipment, net, of
$16.6 million and $15.6
million as of December 31, 2020 and September 30, 2020, respectively, (ii) an increase in the cost of operations of $2.3 million and
$6.4
million for the three and nine months ended September 30, 2020, respectively, (iii) a decrease in depreciation expense of $0.9 million and
$2.4
million for the three and nine months ended September 30, 2020, respectively, and (iv) a decrease to the loss on disposal of property and equipment of $43 thousand and
$0.2
million for the three and nine months ended September 30, 2020 respectively.
The tax impact of the above-noted changes, along with other previously uncorrected immaterial misstatements to certain balance sheet and income statement accounts, are included in the total adjustments described in the tables below. The cumulative impact of these items was a decrease in shareholders’ equity of $54.6 million at December 31, 2020.

Line items in the restated condensed consolidated balance sheet

	As of December 31, 2020	Adjustment	As of December 31, 2020 - Restated
Accounts receivable	$91,127	$(28,868)	$62,259
Prepaid expenses	3,396	(400)	2,996
Other current assets	546	889	1,435
Total current assets	139,465	(28,379)	111,086
Property and equipment	79,930	(16,216)	63,714
Goodwill	360,604	(8,994)	351,610
Other assets	4,876	(44)	4,832
Total assets	718,685	(53,633)	665,052
Accounts payable and accrued liabilities	34,233	62	34,295
Other liabilities	2,173	866	3,039
Total liabilities	578,953	929	579,882
Accumulated deficit	(26,759)	(53,374)	(80,133)
Total shareholders’ equity	134,206	(53,374)	80,832
Noncontrolling interest	5,526	(1,188)	4,338
Total equity	139,732	(54,562)	85,170
Total liabilities and equity	718,685	(53,633)	665,052

Line items in the restated condensed consolidated statement of operations
	Three months ended September 30, 2020	Adjustment	Three months ended September 30, 2020 - Restated
Revenues	$67,124	$(3,911)	$63,213
Cost of operations, excluding depreciation and amortization	48,853	2,192	51,045
Depreciation and amortization	5,251	(892)	4,359
Operational financial instruments revaluation and other losses (gains)	3,673	(43)	3,630
Total operating expenses	58,347	1,255	59,602
Income from operations	8,778	(5,167)	3,611
Other financial instruments revaluation and other losses (gains)	(286)	-	(286)
Loss before income taxes	(1,683)	(5,166)	(6,849)
Income tax expense (benefit)	(986)	513	(473)
Net income (loss)	(697)	(5,679)	(6,376)
Net income (loss) attributable to common shareholders	(1,550)	(5,661)	(7,211)
Net income (loss) per share attributable to common shareholders - basic and diluted	(0.02)	(0.08)	(0.10)

	Nine months ended September 30, 2020	Adjustment	Nine months ended September 30, 2020 - Restated
Revenues	$193,088	$(14,341)	$178,747
Cost of operations, excluding depreciation and amortization	146,543	6,045	152,588
Depreciation and amortization	15,410	(2,409)	13,001
Operational financial instruments revaluation and other losses (gains)	(4,291)	(191)	(4,482)
Total operating expenses	159,388	3,445	162,833
Income from operations	33,700	(17,786)	15,914
Other financial instruments revaluation and other losses (gains)	3,881	308	4,189
Income (loss) before income taxes	2,415	(18,092)	(15,677)
Income tax expense (benefit)	(966)	1,464	498
Net income (loss)	3,382	(19,557)	(16,175)
Net income (loss) attributable to common shareholders	1,427	(19,478)	(18,051)
Net income (loss) per share attributable to common shareholders - basic and diluted	0.02	(0.28)	(0.26)

Line items in the restated condensed consolidated statement of equity

	Accumulated Deficit	Total Shareholders’ Equity	Noncontrolling interest	Total Equity
As of September 30, 2020	$(4,934)	$155,673	$5,377	$161,050
Adjustment	(56,509)	(56,509)	(1,123)	(57,632)
As of September 30, 2020 - Restated	$(61,443)	$99,164	$4,254	$103,418

Line items in the restated condensed consolidated statement of cash flows

	Nine months ended September 30, 2020	Adjustment	Nine months ended September 30, 2020 - Restated
Net income (loss)	$3,382	$(19,557)	$(16,175)
Deferred income taxes	(1,394)	1,464	70
Financial instruments revaluation and related losses (gains)	(1,487)	309	(1,178)
Other non-cash items	1,077	(194)	883
Changes in accounts receivable	(16,128)	13,974	(2,154)
Net cash provided by operating activities	18,235	(6,412)	11,823
Purchases of property and equipment	(9,419)	6,412	(3,007)
Net cash used in investing activities	(13,081)	6,412	(6,669)